UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2007

1.799872.103

EMI-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
		Principal Amount (d)	Value
Argentina - 0.7%
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		$ 530,000	$ 529,338
Telecom Personal SA 9.25% 12/22/10 (f)		1,305,000	1,363,725
TOTAL ARGENTINA			1,893,063
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		730,000	762,850
Brazil - 0.1%
Bertin Ltda 10.25% 10/5/16 (f)		345,000	378,983
Cayman Islands - 0.6%
Banco Safra SA 10.875% 4/3/17 (f)	BRL	1,075,000	515,126
CFG Investment SAC 9.25% 12/19/13 (f)		720,000	752,400
Minerva Overseas Ltd. 9.5% 2/1/17 (f)		535,000	545,031
TOTAL CAYMAN ISLANDS			1,812,557
Chile - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		605,000	618,224
Dominican Republic - 0.5%
Cap Cana SA 9.625% 11/3/13 (f)		985,000	1,029,325
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		500,000	534,751
TOTAL DOMINICAN REPUBLIC			1,564,076
Germany - 1.3%
Dresdner Bank AG 10.375% 8/17/09		290,000	312,475
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		1,150,000	1,249,188
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,340,000	1,390,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		855,000	921,263
TOTAL GERMANY			3,873,176
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
Majapahit Holding BV 7.25% 10/17/11 (f)		710,000	728,638
TOTAL INDONESIA			770,638
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ireland - 0.2%
Red Arrow International Leasing 8.375% 3/31/12	RUB	15,909,939	$ 633,679
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,260,000	1,275,750
Luxembourg - 4.0%
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,234,525
Mobile Telesystems Finance SA:
(Reg. S) 8.375% 10/14/10		710,000	752,600
8% 1/28/12		1,580,000	1,670,850
8% 1/28/12 (f)		1,576,000	1,666,620
8.375% 10/14/10 (f)		495,000	524,700
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		810,000	834,300
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		1,040,000	1,021,654
RSHB Capital SA:
6.97% 9/21/16 (e)		530,000	541,925
7.175% 5/16/13 (f)		610,000	643,550
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,065,000	3,264,225
TOTAL LUXEMBOURG			12,154,949
Malaysia - 1.5%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,050,000	2,503,050
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		1,640,000	2,017,200
TOTAL MALAYSIA			4,520,250
Mexico - 1.7%
Cablemas SA de CV 9.375% 11/15/15		1,025,000	1,142,875
Gruma SA de CV 7.75%		1,705,000	1,760,413
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		660,000	719,400
Vitro SAB de CV:
8.625% 2/1/12 (f)		750,000	763,125
9.125% 2/1/17 (f)		720,000	732,600
TOTAL MEXICO			5,118,413
Multi-National - 0.2%
Inter-American Development Bank 6.625% 4/17/17	PEN	1,700,000	548,755
Netherlands - 0.9%
Bulgaria Steel Finance BV 12% 5/4/13 unit	EUR	600,000	585,080
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Majapahit Holding BV 7.75% 10/17/16		$ 670,000	$ 701,825
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,445,000	1,466,675
TOTAL NETHERLANDS			2,753,580
Pakistan - 0.2%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		660,000	686,400
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		700,000	738,500
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		660,000	716,958
United Kingdom - 0.6%
Credit Suisse First Boston International 8% 11/6/15 (f)		1,320,000	1,405,523
Standard Bank PLC 8.125% 9/30/09		500,000	506,250
TOTAL UNITED KINGDOM			1,911,773
United States of America - 2.7%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 4/1/15		1,430,000	1,537,250
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,020,000	2,080,600
7.375% 12/15/14		1,620,000	1,789,290
8.625% 2/1/22		2,200,000	2,733,500
TOTAL UNITED STATES OF AMERICA			8,140,640
Venezuela - 0.4%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		445,497	444,383
8.22% 4/1/17 (f)		825,000	837,375
TOTAL VENEZUELA			1,281,758
TOTAL NONCONVERTIBLE BONDS (Cost $52,280,297)			52,154,972
Government Obligations - 74.3%

Argentina - 4.5%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,161,190	3,679,625
par 1.33% 12/31/38 (g)		5,140,000	2,659,950
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
5.475% 8/3/12 (g)		$ 4,361,250	$ 4,137,227
8.375% 12/20/49 (c)		1,670,000	584,500
11% 10/9/49 (c)		390,000	140,400
11.6719% 2/20/08 (g)	ARS	4,491,874	1,465,040
11.75% 4/7/09 (c)		545,000	198,925
Gross Domestic Product Linked Security 12/15/35 (h)		5,470,000	753,219
TOTAL ARGENTINA			13,618,886
Belize - 0.2%
Belize Government 4.25% 2/20/29 (e)(f)		549,700	467,245
Brazil - 13.2%
Brazilian Federative Republic:
7.125% 1/20/37		2,965,000	3,273,360
7.875% 3/7/15		1,305,000	1,485,090
8% 1/15/18		3,055,000	3,449,095
8.25% 1/20/34		3,625,000	4,529,438
8.75% 2/4/25		3,380,000	4,334,850
8.875% 10/14/19		1,650,000	2,079,000
8.875% 4/15/24		2,150,000	2,778,875
10.125% 5/15/27		920,000	1,336,300
10.5% 7/14/14		985,000	1,267,203
11% 8/17/40		5,115,000	6,892,463
12.25% 3/6/30		1,655,000	2,850,738
12.5% 1/5/16	BRL	5,270,000	2,924,518
12.75% 1/15/20		1,780,000	2,848,000
TOTAL BRAZIL			40,048,930
Colombia - 2.6%
Colombian Republic:
7.375% 9/18/37		1,180,000	1,283,840
8.125% 5/21/24		330,000	385,110
10.375% 1/28/33		525,000	759,675
10.75% 1/15/13		1,010,000	1,252,400
11.75% 3/1/10	COP	2,148,000,000	1,038,687
11.75% 2/25/20		2,208,000	3,245,760
TOTAL COLOMBIA			7,965,472
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - 1.2%
Dominican Republic:
9.04% 1/23/18 (f)		$ 1,076,582	$ 1,243,452
9.5% 9/27/11		2,173,737	2,336,768
TOTAL DOMINICAN REPUBLIC			3,580,220
Ecuador - 1.5%
Ecuador Republic:
9.375% 12/15/15 (f)		770,000	736,120
10% 8/15/30 (Reg. S)		3,370,000	2,999,300
12% 11/15/12 (f)		102,000	98,430
12% 11/15/12 (Reg. S)		652,800	629,952
TOTAL ECUADOR			4,463,802
El Salvador - 1.0%
El Salvador Republic:
7.65% 6/15/35		840,000	958,440
7.75% 1/24/23 (Reg. S)		750,000	862,500
8.25% 4/10/32 (Reg. S)		445,000	538,005
8.5% 7/25/11 (Reg. S)		620,000	685,100
TOTAL EL SALVADOR			3,044,045
Indonesia - 1.8%
Indonesian Republic:
6.75% 3/10/14		555,000	579,309
7.5% 1/15/16 (f)		2,595,000	2,851,386
8.5% 10/12/35 (f)		1,760,000	2,160,400
TOTAL INDONESIA			5,591,095
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (f)		2,225,000	1,440,688
Ivory Coast - 0.7%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		3,572,000	964,440
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		4,370,000	1,158,050
TOTAL IVORY COAST			2,122,490
Lebanon - 2.2%
Lebanese Republic:
7.125% 3/5/10		1,245,000	1,201,425
7.875% 5/20/11 (Reg. S)		940,000	923,550
8.6044% 11/30/09 (f)(g)		1,130,000	1,127,175
8.6044% 11/30/09 (g)		320,000	319,200
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - continued
Lebanese Republic: - continued
10.125% 8/6/08		$ 705,000	$ 719,981
10.25% 10/6/09 (Reg. S)		630,000	656,775
11.625% 5/11/16 (Reg. S)		1,560,000	1,836,900
TOTAL LEBANON			6,785,006
Mexico - 5.7%
United Mexican States:
5.875% 1/15/14		1,485,000	1,529,550
6.625% 3/3/15		1,254,000	1,354,320
6.75% 9/27/34		1,365,000	1,488,533
7.5% 4/8/33		2,260,000	2,689,400
8.125% 12/30/19		1,030,000	1,264,325
8.3% 8/15/31		2,600,000	3,350,100
11.375% 9/15/16		1,439,000	2,062,807
11.5% 5/15/26		2,240,000	3,662,400
TOTAL MEXICO			17,401,435
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.75% 2/19/09		445,000	447,225
7.125% 3/31/16 (f)		485,000	494,700
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (g)		590,000	603,275
TOTAL PAKISTAN			1,545,200
Panama - 0.6%
Panamanian Republic:
7.125% 1/29/26		655,000	707,400
8.875% 9/30/27		900,000	1,145,250
TOTAL PANAMA			1,852,650
Peru - 2.0%
Peruvian Republic:
7.35% 7/21/25		1,330,000	1,513,540
8.75% 11/21/33		735,000	966,525
9.875% 2/6/15		1,415,000	1,799,173
euro Brady past due interest 6.125% 3/7/17 (g)		1,741,050	1,736,697
TOTAL PERU			6,015,935
Philippines - 7.2%
National Power Corp. 6.875% 11/2/16 (f)		695,000	708,031
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - continued
Philippine Republic:
7.75% 1/14/31		$ 2,345,000	$ 2,643,988
8.875% 3/17/15		1,665,000	1,952,213
9% 2/15/13		3,360,000	3,859,968
9.375% 1/18/17		1,690,000	2,082,925
9.5% 2/2/30		3,155,000	4,188,263
9.875% 1/15/19		2,645,000	3,412,050
10.625% 3/16/25		2,070,000	2,939,400
TOTAL PHILIPPINES			21,786,838
Russia - 10.4%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		20,059,200	22,767,181
11% 7/24/18 (Reg. S)		2,247,000	3,241,298
12.75% 6/24/28 (Reg. S)		2,964,000	5,379,660
TOTAL RUSSIA			31,388,139
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,015,000	960,495
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	59,100,000	519,684
Turkey - 8.0%
Turkish Republic:
6.875% 3/17/36		2,855,000	2,727,953
7% 9/26/16		2,775,000	2,820,094
7.375% 2/5/25		730,000	748,980
8% 2/14/34		2,545,000	2,772,778
9.5% 1/15/14		1,800,000	2,104,200
11% 1/14/13		3,220,000	3,936,450
11.5% 1/23/12		1,675,000	2,040,150
11.75% 6/15/10		1,940,000	2,270,770
11.875% 1/15/30		2,740,000	4,209,325
14% 1/19/11	TRY	1,140,000	727,926
TOTAL TURKEY			24,358,626
Ukraine - 1.3%
City of Kiev 8.75% 8/8/08		1,150,000	1,190,250
Ukraine Government:
(Reg. S) 6.875% 3/4/11		460,000	475,548
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
7.65% 6/11/13 (Reg. S)		$ 1,270,000	$ 1,375,728
8.775% 8/5/09 (g)		700,000	743,750
TOTAL UKRAINE			3,785,276
United States of America - 2.0%
U.S. Treasury Bonds 4.75% 2/15/37		6,105,000	6,009,609
Uruguay - 1.7%
Uruguay Republic:
7.625% 3/21/36		1,295,000	1,427,738
7.875% 1/15/33 pay-in-kind		1,226,100	1,388,558
8% 11/18/22		1,525,000	1,730,875
9.25% 5/17/17		395,000	482,888
TOTAL URUGUAY			5,030,059
Venezuela - 4.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		21,255	770,494
6% 12/9/20		1,490,000	1,371,545
6.36% 4/20/11 (g)		2,380,000	2,363,340
7% 12/1/18 (Reg. S)		735,000	748,230
7.65% 4/21/25		545,000	577,700
8.5% 10/8/14		2,250,000	2,505,375
9.375% 1/13/34		1,470,000	1,895,565
10.75% 9/19/13		1,335,000	1,628,700
13.625% 8/15/18		1,635,000	2,419,800
TOTAL VENEZUELA			14,280,749
Vietnam - 0.3%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		965,000	1,037,375
TOTAL GOVERNMENT OBLIGATIONS (Cost $209,419,668)			225,099,949
Common Stocks - 0.5%
		Shares
Bermuda - 0.0%
APP China Group Ltd. (a)(d)		11,376	56,880
India - 0.1%
Nagarjuna Construction Co. Ltd.		33,600	124,220
Common Stocks - continued
		Shares	Value
Philippines - 0.1%
Jollibee Food Corp.		364,800	$ 413,124
Turkey - 0.3%
Acibadem Saglik Hizmetleri AS		41,000	459,483
Coca-Cola Icecek AS		43,000	345,977
Tupras-Turkiye Petrol Rafinerileri AS		9,000	200,431
TOTAL TURKEY			1,005,891
TOTAL COMMON STOCKS (Cost $1,947,722)			1,600,115
Convertible Preferred Stocks - 0.3%

United States of America - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75% (Cost $759,484)		7,500	802,031
Preferred Securities - 3.5%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
Globo Comunicacoes e Participacoes SA 9.375%		$ 2,905,000	3,030,937
Net Servicos de Comunicacao SA 9.25% (f)		735,000	759,574
			3,790,511
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Pemex Project Funding Master Trust 7.75%		6,470,000	6,723,183
TOTAL PREFERRED SECURITIES (Cost $10,357,336)			10,513,694
Money Market Funds - 2.7%
		Shares
Fidelity Cash Central Fund, 5.41% (b) (Cost $8,081,707)		8,081,707	8,081,707
Purchased Options - 0.1%
	Expiration Date/Strike Price	Underlying Face Amount	Value
Argentina - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $8,590,000 notional amount of Argentine Republic Gross Domestic Product Linked Security 12/15/35	March 2008/ $13.85	$ 1,182,843	$ 169,223
Venezuela - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $5,505,000 notional amount of Venezuelan Republic 9.25% 9/15/27	April 2007/ $125.55	6,908,775	62,207
TOTAL PURCHASED OPTIONS (Cost $238,895)			231,430
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $283,085,109)	298,483,898
NET OTHER ASSETS - 1.4%	4,199,050
NET ASSETS - 100%	$ 302,682,948
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
COP	-	Colombian peso
EUR	-	European Monetary Unit
LKR	-	Sri Lankan rupee
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,598,443 or 12.4% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,097
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $283,371,260. Net unrealized appreciation aggregated $15,112,638, of which $17,873,787 related to appreciated investment securities and $2,761,149 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007